Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 19. Income Taxes

The components of income tax (expense) recovery comprised:

Years ended December 31:	2023	2022	2021
Current taxes	$(3,467)	$(1,350)	$(215)
Deferred taxes	1,560	7,557	(2,074)
Resource property revenue taxes	(6,891)	(5,658)	(7,887)
	$(8,798)	$549	$(10,176)

Note 19. Income Taxes (continued)

A reconciliation of income (loss) before income taxes to the provision for income taxes in the consolidated statements of operations is as follows:

Years ended December 31:	2023	2022	2021
Income (loss) before income taxes	$10,197	$(23,956)	$17,547
Computed recovery (expense) of income taxes	$(4,355)	$6,383	$(5,982)
Decrease (increase) in income taxes resulting from:
Revisions to prior years	986	(1,064)	351
Capital gains and losses on dispositions, net	(145)	(454)	83
Resource property revenue taxes	(5,031)	(4,130)	(5,758)
Unrecognized losses in current year	(121)	(330)	(199)
Previously unrecognized deferred income tax assets, net	2	927	302
Permanent differences	(306)	(1,063)	(262)
Other non-taxable income	196	326	1,316
Other, net	(24)	(46)	(27)
Income tax (expense) recovery	$(8,798)	$549	$(10,176)

The income tax (expense) recovery was computed using the domestic rate in each individual jurisdiction. Scully has a zero tax rate under its tax jurisdiction.